Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

Note 16 - Quarterly Financial Data (Unaudited)

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2016	2016	2016	2017
	(In Thousands, Except Per Share Data)
Interest income	$9,591	$9,916	$10,193	$10,774
Interest expense	2,649	2,847	3,071	3,246
Net Interest Income	6,942	7,069	7,122	7,528
Provision for loan losses	526	505	413	541
Non-interest income	527	501	460	426
Non-interest expenses	5,479	5,311	5,354	5,558
Income taxes	448	513	596	609
Net Income	$1,016	$1,241	$1,219	$1,246
Basic earnings per share	$0.04	$0.06	$0.06	$0.06
Diluted earnings per share	$0.04	$0.06	$0.06	$0.06
Dividends per common share	$0.06	$0.06	$0.06	$0.06
Weighted average number of common shares and common stock equivalents outstanding:
Basic	22,775	22,216	22,020	21,887
Diluted	22,834	22,276	22,150	22,025

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2015	2015	2015	2016
	(In Thousands, Except Per Share Data)
Interest income	$8,712	$8,739	$8,736	$9,158
Interest expense	2,135	2,199	2,300	2,468
Net Interest Income	6,577	6,540	6,436	6,690
Provision for loan losses	73	100	189	703
Non-interest income	514	452	460	440
Non-interest expenses	4,515	4,580	4,833	5,173
Income taxes	845	772	549	376
Net Income	$1,658	$1,540	$1,325	$878
Basic earnings per share	$0.07	$0.06	$0.05	$0.04
Diluted earnings per share	$0.07	$0.06	$0.05	$0.04
Dividends per common share	$0.12	$0.06	$0.06	$0.06
Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,367	24,633	24,475	23,434
Diluted	25,440	24,687	24,521	23,479